Annual Fund Operating Expenses - Retail Class - Transamerica International Small Cap Value - I	Mar. 01, 2021
Operating Expenses:
Management fees	0.94%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Total annual fund operating expenses	1.11%